Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
For the years ended December 31, 2019, 2020 and 2021, the significant related party transactions and balances were as follows:

	Year Ended December 31,
	2019	2020	2021

	(US$)
Rental fee charged by a related party	168	202	216
Consideration to a related party for Netless acquisition	—	1,300	—